INVESTMENT PROPERTIES - Minimum rental commitments payable on non-cancellable operating leases (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 3,307,776
2025
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	487,787
2026
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	474,152
2027
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	444,116
2028
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	394,020
2029
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	304,846
2030 and thereafter
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 1,202,855